Borrowings - Additional Information - Yguazu Cementos S.A. (Detail) - In Guarani [member] - Yguazu Cementos S.A. [member]			1 Months Ended
	Aug. 08, 2018 Installment	Aug. 08, 2017 PYG (₲) Bank Agreement	Aug. 31, 2018 PYG (₲) Agreement	Dec. 31, 2018 PYG (₲)
Paraguayan banks [member]
Disclosure of detailed information about borrowings [line items]
Number of loan agreements | Agreement		2
Number of banks | Bank		2
Face amount				₲ 423,000,000,000
Banco Continental S.A.E.C.A. [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Face amount		₲ 255,000,000,000
Maturity period	8 years
Borrowings interest rate	8.50%			8.50%
Number of equal installments | Installment	15
Banco Continental S.A.E.C.A. [member] | Prime rate plus 0.32 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings adjustment to interest rate basis	0.32%
Sudameris Bank S.A.E.C.A. [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Face amount		₲ 168,000,000,000
Maturity period	8 years
Borrowings interest rate	9.00%			9.00%
Number of equal installments | Installment	15
Sudameris Bank S.A.E.C.A. [member] | Prime rate plus 0.82 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings adjustment to interest rate basis	0.82%
Banco Itau de Paraguay [member]
Disclosure of detailed information about borrowings [line items]
Number of loan agreements | Agreement			2
Banco Itau de Paraguay [member] | Five point six five percentage fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Face amount			₲ 11,500,000
Borrowings interest rate			5.65%
Banco Itau de Paraguay [member] | Five point eight percentage fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Face amount			₲ 11,500,000
Borrowings interest rate			5.80%